INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENT PROPERTIES
Schedule of changes in investment property

The table below sets forth the reconciliation between the initial balance account and the balance at the end of the period, at fair value:

	December 31, 2023	December 31, 2022
In millions of COP
Balance at the beginning of the year	3,994,058	3,132,220
Acquisitions	294,569	731,600
Subsequent expenditure recognised as an asset	170,920	66,745
Sales/Write-offs	(21,194)	(233,974)
Acquisitions through business combination(1)	-	60,850
Amount reclassified from premises and equipment(2)	39,096	-
Gains on valuation(3)	232,462	236,617
Balance at the end of the period(4)	4,709,911	3,994,058
(1)	In 2022 corresponds to PA FAI Calle 77. See Note 9.3. Business combination.
(2)	In 2023, the amount relates properties from FCP Fondo Inmobiliario Colombia that were reclassified from premises and equipment to investment property, because they are held for obtaining profits and capital appreciation.
(3)	The difference with the line Investment property valuation included in Other operating income corresponds to gains recognized in acquisitions. See Note 25.4. Other operating income - Investment property valuation and Others.
(4)	Between December 31, 2023 and 2022, there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 30. Fair value of assets and liabilities.

Schedule of valuation adjustments recorded by the Bank Related to its investment property

The valuation adjustments recorded by the Bank related to its investment properties are detailed below:

As of December 31, 2023

	Balance at the			Amount	Adjusted fair
Type of asset	beginning of the	Appraisals	Net increase(1)(2)	reclassified from	value at the end
	year			premises and equipment(3)	of the year
In millions of COP
Buildings	3,870,706	194,608	280,107	39,096	4,384,517
Lands	123,352	37,854	164,188	-	325,394
Total	3,994,058	232,462	444,295	39,096	4,709,911
(1)	The increase in buildings corresponds mainly in Bancolombia for the purchase for COP 80,954, FCP Fondo Inmobiliario Colombia for COP 91,182, in addition to subsequent expenditure for investment properties under construction for COP 71,023.
(2)	The increase in lands corresponds mainly to the entry of NOMAD CENTRAL, P.A CALLE 84 (2) and P.A CALLE 84 (3) for COP 92,585 and the subsequent expenditure for COP 71,354.
(3)	The amount reclassified from premises and equipment corresponds properties from FCP Fondo Inmobiliario Colombia that were transfers to investment property, because they are held for obtaining profits and capital appreciation.

As of December 31, 2022

	Balance at the			Acquisitions	Adjusted fair
Type of asset	beginning of the	Appraisals	Net increase	from business	value at the end
	year		(decrease) (1)(2)	combination(3)	of the year
In millions of COP
Buildings	2,949,720	239,823	620,313	60,850	3,870,706
Lands	182,500	(3,206)	(55,942)	-	123,352
Total	3,132,220	236,617	564,371	60,850	3,994,058
(1)	The net increase in buildings corresponds mainly to increases in P.A. MERCURIO for COP 249,492, FCP Fondo Inmobiliario Colombia for COP 242,274, Bancolombia S.A. for COP 221,834 and sales made by FCP Fondo Inmobiliario Colombia for COP 147,483.
(2)	The decrease in lands corresponds mainly to the sale of land by Valores Simesa S.A.
(3)	For more information on acquisitions from business combinations, See Note 9.3. Business.

Schedule of main income recorded by the Bank related to its investment properties

The table sets forth the main income recorded by the Bank related to its investment properties:

	December 31, 2023	December 31, 2022	December 31, 2021
	In millions of COP
Income from rentals	228,325	157,511	139,021
Operating expenses due to:
Investment properties that generated income through rentals	28,813	21,267	15,331
Investment properties that did not generate income through rentals	10,378	19,021	10,050